Restricted Assets	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Restricted Assets

17. Restricted Assets

Pursuant to the relevant laws and regulations in the PRC applicable to foreign-investment corporations and the Articles of Association of the Group’s PRC subsidiaries and VIEs, the Group is required to maintain a statutory reserve (“PRC statutory reserve”): a general reserve fund, which is non-distributable. The Group’s PRC subsidiaries and VIEs are required to transfer 10% of their profit after taxation, as reported in their PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of their registered capital. At their discretion, the PRC subsidiaries and VIEs may allocate a portion of its after-tax profits based on PRC accounting standards to staff welfare and bonus funds. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase capital. PRC regulations currently permit payment of dividends only out of the Group’s PRC subsidiaries and VIEs’ accumulated profits as determined in accordance with PRC accounting standards and regulations. The general reserve fund amounted to RMB250,702 and RMB269,652 as of December 31, 2017 and 2018, respectively. The Group has not allocated any of its after-tax profits to the staff welfare and bonus funds for any period presented.

In addition, the share capital of the Company’s PRC subsidiaries and VIEs of RMB1,315,753 and RMB1,501,288 as of December 31, 2017 and 2018, respectively, was considered restricted due to restrictions on the distribution of share capital.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to RMB1,566,455 and RMB1,773,440 as of December 31, 2017 and 2018, respectively. The restricted assets of the Company’s VIEs amounted to RMB453,912 and RMB627,567 as of December 31, 2017 and 2018, respectively.